Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

July 31, 2020

SCF-S-QTLY-0920
1.907962.110

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
Australia - 1.1%
Bapcor Ltd.	1,292,092	$5,778,826
Beacon Lighting Group Ltd.	4,127,588	3,273,340
Imdex Ltd.	12,548,241	11,878,745
Kogan.Com Ltd.	824,600	9,814,997
Nanosonics Ltd. (a)	528,844	2,338,784
Reckon Ltd. (b)	10,986,940	5,376,989

TOTAL AUSTRALIA		38,461,681

Austria - 0.2%
EVN AG	202,000	3,345,519
Wienerberger AG	207,100	4,749,774

TOTAL AUSTRIA		8,095,293

Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC (a)(c)	4,882,404	19,627,264
Belgium - 1.8%
Barco NV	1,521,051	29,907,424
Econocom Group SA	4,319,647	11,957,571
KBC Ancora (a)	616,115	20,654,921

TOTAL BELGIUM		62,519,916

Canada - 2.0%
Computer Modelling Group Ltd.	1,358,300	5,019,661
ECN Capital Corp.	2,744,900	9,672,573
McCoy Global, Inc. (a)	1,107,650	318,373
MTY Food Group, Inc. (d)	109,600	2,364,732
New Look Vision Group, Inc.	738,260	16,259,412
Pason Systems, Inc. (d)	208,500	994,673
PrairieSky Royalty Ltd.	370,000	2,323,118
Richelieu Hardware Ltd. (d)	1,172,142	29,053,055
Spin Master Corp. (a)(c)(d)	200,300	3,735,484
Total Energy Services, Inc.	352,400	552,495

TOTAL CANADA		70,293,576

Cayman Islands - 0.1%
SITC International Holdings Co. Ltd.	4,200,000	4,210,676
China - 0.5%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,702,989	15,993,190
Cyprus - 0.2%
Headhunter Group PLC ADR	343,800	6,889,752
Denmark - 3.0%
Ambu A/S Series B	470,388	16,362,422
Netcompany Group A/S (a)(c)	563,675	40,480,954
SimCorp A/S	249,434	29,040,199
Spar Nord Bank A/S	2,427,610	20,007,036

TOTAL DENMARK		105,890,611

Finland - 1.1%
Admicom OYJ	108,700	9,782,498
Musti Group OYJ	123,600	2,504,227
Olvi PLC (A Shares)	158,400	7,929,959
Tikkurila Oyj	1,188,096	19,257,363

TOTAL FINLAND		39,474,047

France - 1.9%
Cegedim SA (a)	362,251	11,606,609
Elis SA (a)	271,500	3,300,475
Laurent-Perrier Group SA	147,831	13,060,314
Lectra	379,300	8,024,464
Somfy SA	25,300	3,039,818
STEF-TFE Group (a)	45,500	3,494,506
Vetoquinol SA	311,315	25,229,889

TOTAL FRANCE		67,756,075

Germany - 3.9%
Befesa SA (c)	35,000	1,412,068
CompuGroup Medical AG	656,657	57,317,025
CTS Eventim AG	832,595	32,874,917
DIC Asset AG	542,000	7,022,938
DIC Asset AG rights(a)(e)	642,000	385,684
JOST Werke AG (c)	111,000	4,059,864
Nexus AG	618,016	30,794,059
Takkt AG	455,300	5,599,187

TOTAL GERMANY		139,465,742

Greece - 0.3%
Fourlis Holdings SA	970,292	4,446,097
Motor Oil (HELLAS) Corinth Refineries SA	137,600	1,854,263
Mytilineos SA	503,000	4,645,269

TOTAL GREECE		10,945,629

India - 0.7%
Embassy Office Parks (REIT)	3,811,200	18,220,202
Indian Energy Exchange Ltd. (c)	2,756,200	6,592,513
Jyothy Laboratories Ltd.	250,511	411,945

TOTAL INDIA		25,224,660

Ireland - 0.5%
FBD Holdings PLC (a)	1,317,819	10,307,437
Mincon Group PLC	2,100,000	2,053,167
Total Produce PLC	2,550,800	3,209,035
United Drug PLC (United Kingdom)	191,000	1,780,135

TOTAL IRELAND		17,349,774

Israel - 2.3%
Ituran Location & Control Ltd. (b)	1,519,635	20,104,771
Maytronics Ltd.	760,044	11,605,071
Strauss Group Ltd.	1,434,064	40,647,151
Tel Aviv Stock Exchange Ltd.	1,791,957	8,199,442

TOTAL ISRAEL		80,556,435

Italy - 1.6%
Interpump Group SpA	1,636,300	53,352,635
MARR SpA	214,000	3,181,266

TOTAL ITALY		56,533,901

Japan - 34.2%
Ai Holdings Corp.	649,692	8,586,454
Aoki Super Co. Ltd.	201,937	5,524,629
Arc Land Sakamoto Co. Ltd.	180,000	3,320,958
Artnature, Inc.	1,183,800	6,363,254
Asante, Inc.	193,823	2,543,292
Aucnet, Inc.	611,760	6,518,967
Azbil Corp.	3,583,495	118,823,555
Bank of Kyoto Ltd.	207,907	7,591,144
Broadleaf Co. Ltd. (b)	5,317,673	28,131,849
Central Automotive Products Ltd.	125,279	2,509,012
Chugoku Marine Paints Ltd.	275,000	2,590,100
CKD Corp.	170,000	3,223,183
Curves Holdings Co. Ltd. (a)	3,678,859	17,828,678
Daiichikosho Co. Ltd.	804,914	21,633,181
Daikokutenbussan Co. Ltd.	372,500	20,973,029
Funai Soken Holdings, Inc.	729,457	15,298,234
GCA Savvian Group Corp.	600,100	3,197,359
GMO Internet, Inc.	277,962	8,008,919
Goldcrest Co. Ltd.	1,546,300	19,077,680
Iwatsuka Confectionary Co. Ltd.	115,800	3,943,687
Kamigumi Co. Ltd.	306,000	5,544,452
Kobayashi Pharmaceutical Co. Ltd.	276,300	24,431,231
Koshidaka Holdings Co. Ltd.	3,555,459	11,151,220
Kusuri No Aoki Holdings Co. Ltd.	318,058	29,595,875
Lasertec Corp.	1,141,560	99,214,510
Medikit Co. Ltd.	539,600	17,917,850
Mirait Holdings Corp.	407,000	5,582,769
Miroku Jyoho Service Co., Ltd.	587,191	11,771,001
Misumi Group, Inc.	1,339,500	31,559,331
Mitsuboshi Belting Ltd.	530,752	8,749,348
Nabtesco Corp.	977,536	29,273,904
Nagaileben Co. Ltd.	1,608,500	40,252,388
Nichias Corp.	199,700	4,295,658
Nihon Parkerizing Co. Ltd.	4,401,918	42,499,270
Nitto Kohki Co. Ltd.	211,000	4,042,398
NOF Corp.	117,000	4,343,772
NS Tool Co. Ltd.	587,900	13,784,590
OBIC Co. Ltd.	605,900	108,238,335
OSG Corp.	2,666,975	35,977,897
PALTAC Corp.	188,300	10,175,013
Paramount Bed Holdings Co. Ltd.	916,166	38,990,391
ProNexus, Inc.	1,055,577	11,078,797
Raiznext Corp.	138,200	1,549,699
S Foods, Inc.	177,100	4,222,761
San-Ai Oil Co. Ltd.	1,946,810	15,650,988
Sekisui Jushi Corp.	259,000	4,842,105
SHO-BOND Holdings Co. Ltd.	1,402,200	60,006,292
Shoei Co. Ltd. (b)	1,856,600	49,004,208
SK Kaken Co. Ltd.	61,804	21,894,573
Software Service, Inc.	242,500	24,924,661
Sushiro Global Holdings Ltd.	141,900	2,997,387
Techno Medica Co. Ltd.	283,000	4,627,774
The Monogatari Corp.	159,348	10,808,357
TKC Corp.	259,924	14,290,848
Tocalo Co. Ltd.	1,563,800	17,387,866
Tsuruha Holdings, Inc.	48,270	6,653,057
USS Co. Ltd.	2,116,400	31,409,611
Welcia Holdings Co. Ltd.	316,685	29,019,361
Workman Co. Ltd. (d)	151,500	14,226,158
Yamato Kogyo Co. Ltd.	310,780	6,294,576
Yuasa Trading Co. Ltd.	121,900	3,237,078

TOTAL JAPAN		1,217,204,524

Korea (South) - 0.8%
BGF Retail Co. Ltd.	131,588	13,699,518
Leeno Industrial, Inc.	131,335	15,035,005

TOTAL KOREA (SOUTH)		28,734,523

Luxembourg - 0.2%
B&M European Value Retail SA	1,173,331	7,111,172
Stabilus SA	29,000	1,451,140

TOTAL LUXEMBOURG		8,562,312

Mexico - 0.0%
Genomma Lab Internacional SA de CV (a)	1,109,000	1,171,040
Netherlands - 2.6%
Aalberts Industries NV	1,856,035	66,004,893
AerCap Holdings NV (a)	81,000	2,181,330
Arcadis NV	233,000	4,761,922
Intertrust NV (c)	359,960	6,648,553
RHI Magnesita NV	135,500	4,299,437
Van Lanschot NV (Bearer)	414,661	7,180,214

TOTAL NETHERLANDS		91,076,349

New Zealand - 0.1%
EBOS Group Ltd.	336,913	4,871,007
Norway - 2.4%
Adevinta ASA Class B (a)	128,966	2,080,040
Borregaard ASA	290,000	3,823,399
Kongsberg Gruppen ASA	2,107,185	31,856,013
Medistim ASA (a)	376,900	9,731,154
Merkantildata ASA	982,000	11,306,888
Schibsted ASA (A Shares)	79,266	2,881,735
Skandiabanken ASA (c)	3,219,659	23,134,385

TOTAL NORWAY		84,813,614

Philippines - 0.3%
Jollibee Food Corp.	3,549,090	9,767,246
Pilipinas Shell Petroleum Corp. (a)	3,216,250	1,143,997

TOTAL PHILIPPINES		10,911,243

Singapore - 0.1%
Boustead Singapore Ltd.	8,961,400	4,644,674
South Africa - 0.9%
Clicks Group Ltd.	2,451,031	32,731,077
Spain - 1.1%
Fluidra SA (a)	1,836,420	30,371,481
Prosegur Cash SA (c)	1,560,495	1,281,215
Prosegur Compania de Seguridad SA (Reg.)	3,293,585	8,651,683

TOTAL SPAIN		40,304,379

Sweden - 6.5%
Addlife AB	4,339,652	60,792,592
AddTech AB (B Shares)	1,716,152	79,862,842
Bygghemma Group First AB (a)	171,700	2,127,599
Dometic Group AB (a)(c)	396,600	3,846,618
Granges AB	215,000	1,725,083
INVISIO AB	624,356	11,562,280
John Mattson Fastighetsforetag (a)	614,732	10,361,871
Lagercrantz Group AB (B Shares)	2,660,297	53,870,689
MIPS AB	139,000	5,844,766

TOTAL SWEDEN		229,994,340

Switzerland - 2.1%
Tecan Group AG	164,557	69,057,981
VZ Holding AG	67,625	5,331,324

TOTAL SWITZERLAND		74,389,305

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,710,570	12,350,686
United Kingdom - 15.5%
Alliance Pharma PLC	24,350,005	23,108,764
Avon Rubber PLC (b)	1,676,686	72,866,762
Bodycote PLC	1,653,812	12,188,049
Clarkson PLC	415,900	11,187,689
Dechra Pharmaceuticals PLC	1,857,576	69,445,553
DP Poland PLC (a)(b)	14,923,300	1,416,258
GetBusy PLC (a)	2,405,000	2,518,516
Great Portland Estates PLC	2,385,185	18,408,533
H&T Group PLC (b)	2,180,017	8,988,973
Hill & Smith Holdings PLC	281,316	4,455,736
Hilton Food Group PLC	1,028,638	14,838,288
Howden Joinery Group PLC	2,482,682	15,933,920
ITE Group PLC	9,774,744	10,210,522
Luxfer Holdings PLC sponsored	83,800	1,064,260
Mears Group PLC	1,596,000	2,862,155
Mitie Group PLC	2,963,200	1,268,377
Naked Wines PLC (d)	465,914	2,576,749
Network International Holdings PLC (c)	4,543,760	24,029,039
On The Beach Group PLC (c)	818,500	2,994,609
Rightmove PLC	4,510,370	32,550,647
Spectris PLC	2,336,028	78,556,440
Spirax-Sarco Engineering PLC	670,328	90,466,059
Ted Baker PLC (d)	1,083,648	1,042,594
Ten Entertainment Group PLC	1,230,400	2,142,089
Topps Tiles PLC	5,491,937	3,048,113
Trainline PLC (a)(c)	849,300	4,546,991
Tullett Prebon PLC	1,782,411	7,736,812
Ultra Electronics Holdings PLC	928,736	28,958,341
Vistry Group PLC	362,000	2,911,857

TOTAL UNITED KINGDOM		552,322,695

United States of America - 2.1%
Autoliv, Inc.	132,700	8,629,481
Morningstar, Inc.	118,500	19,912,740
PriceSmart, Inc.	265,788	17,374,562
ResMed, Inc.	140,400	28,432,404

TOTAL UNITED STATES OF AMERICA		74,349,187

TOTAL COMMON STOCKS
(Cost $2,174,119,414)		3,237,719,177

Nonconvertible Preferred Stocks - 1.2%
Germany - 1.2%
Sartorius AG (non-vtg.)
(Cost $2,829,712)	110,955	42,529,598

Investment Companies - 2.6%
United States of America - 2.6%
iShares MSCI EAFE Small-Cap ETF
(Cost $101,167,344)	1,700,000	93,602,000

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.14% (f)	173,275,758	173,327,741
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	10,676,465	10,677,533
TOTAL MONEY MARKET FUNDS
(Cost $183,987,184)		184,005,274
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,462,103,654)		3,557,856,049
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,703,395)
NET ASSETS - 100%		$3,555,152,654

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,389,557 or 4.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$407,222
Fidelity Securities Lending Cash Central Fund	1,011,254
Total	$1,418,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Avon Rubber PLC	$26,053,104	$18,790,238	$--	$240,299	$--	$28,023,420	$72,866,762
Broadleaf Co. Ltd.	20,492,785	7,954,219	--	516,109	--	(315,155)	28,131,849
DP Poland PLC	889,221	--	--	--	--	527,037	1,416,258
H&T Group PLC	10,688,405	--	--	--	--	(1,699,432)	8,988,973
Ituran Location & Control Ltd.	28,071,960	8,703,070	1,175,232	486,024	(593,577)	(14,901,450)	20,104,771
Reckon Ltd.	3,095,110	2,322,704	--	78,266	--	(40,825)	5,376,989
Shoei Co. Ltd.	41,274,923	178,896	906,197	62,960	(49,275)	8,505,861	49,004,208
Total	$130,565,508	$37,949,127	$2,081,429	$1,383,658	$(642,852)	$20,099,456	$185,889,810

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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